Fees Summary	Sep. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,250,000
Previously Paid Amount	0.00
Total Fee Amount	956.88
Total Offset Amount	0.00
Net Fee	956.88
Narrative - Max Aggregate Offering Price	$ 6,250,000
Final Prospectus	true